Other Related Party Transactions (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 07, 2017	Feb. 18, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Other Related Party Transactions (Textual)
Outstanding accounts receivable							$ 2,700,000
Revenue from related parties			$ 555,246	$ 616,924	$ 1,120,406	$ 1,466,403	2,746,423	$ 2,269,346
Due from related parties, current			2,372,996		2,372,996		1,715,130	1,622,519
Commission for transport services, description	The Company will receive 15% of the cost incurred in the Project from Zhiyuan Hong Kong as a service fee.	The Seller is contracted to provide high-quality services including the design of a detailed transportation plan as well as execution and necessary supervision of the transportation plan at the Buyer's demand, and shall receive from the Buyer 1% - 1.25% of the total transportation expense incurred in the Project as commission for its professional design and execution of transportation plan as the general agent.
Jetta Global Logistics Inc. [Member]
Other Related Party Transactions (Textual)
Services amount							222,869
ACH Logistic [Member]
Other Related Party Transactions (Textual)
Services amount							788,775
Tianjin Zhiyuan Investment Group Co., Ltd. [Member]
Other Related Party Transactions (Textual)
Due from related parties, current			$ 2,636,662		$ 2,636,662		$ 1,715,130	$ 1,622,519
Allowance for Doubtful Accounts [Member]
Other Related Party Transactions (Textual)
Concentrations risks, percentage					10.00%
Sales Revenue, Net [Member]
Other Related Party Transactions (Textual)
Concentrations risks, percentage			11.00%	29.00%	11.00%	36.00%	24.00%	31.00%